Share-based Payment Arrangements (Details 1)	12 Months Ended
Dec. 31, 2017 shares
Number of RSUs
Outstanding at January 1
Granted during the year	13,345,205
Vested during the year	(9,930,671)
Outstanding at December 31	3,414,534